5 Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations
Schedule of preliminary fair values of the identifiable assets acquired and liabilities acquired

The preliminary fair values of the identifiable assets acquired and liabilities assumed as of each acquisition date were:

	UniRedentor*	UniSL**	PEBMED	FESAR	FCMPB	MedPhone
Assets
Cash and cash and equivalents	11,796	3,245	1,119	4,236	100	60
Trade receivables	4,800	21,567	7,984	-	8,148	-
Inventories	-	467	-	-	-	-
Recoverable taxes	3	822	-	-	-	-
Other assets	2,486	7,251	161	42	123	9
Indemnification assets	710	12,645	12,350	6,871	-	-
Right-of-use assets	10,265	42,062	865	-	23,663	-
Property and equipment	4,207	19,144	391	23,176	962	-
Intangible assets	142,399	314,097	60,372	167,106	264,782	3,727
	176,666	421,300	83,242	201,431	297,778	3,796
Liabilities
Trade payables	(746)	(3,554)	(9,024)	(143)	(173)	-
Loans and financing	(16,187)	(58,541)	-	(1,087)	-	-
Lease liabilities	(10,265)	(42,062)	(865)	-	(23,663)	-
Labor and social obligations	(4,471)	(8,070)	(1,786)	(1,801)	(3,832)	-
Taxes payable	(850)	(5,779)	(1,210)	(29)	(5)	(2)
Provision for legal proceedings	(710)	(12,645)	(12,350)	(6,871)	-	-
Advances from customers	(10,994)	(6,084)	(9,312)	(759)	(1,781)	-
Notes payable	-	(80,526)	-	-	-	-
Other liabilities	-	(14,754)	-	-	-	(228)
	(44,223)	(232,015)	(34,547)	(10,690)	(29,454)	(230)
Total identifiable net assets at fair value	132,443	189,285	48,695	190,741	268,324	3,566
Preliminary goodwill arising on acquisition	77,662	4,420	84,175	71,664	110,483	2,843
Purchase consideration transferred	210,105	193,705	132,870	262,405	378,807	6,409
Cash paid	114,607	141,065	115,339	260,836	189,913	6,373
Payable in installments	95,498	52,640	-	1,569	188,894	36
Paid in Afya Brazil’s shares	-	-	17,531	-	-	-
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)	(1,380)	(1,666)	(613)	(2,047)	(721)	(158)
Cash paid, net of cash acquired with the subsidiary (included in cash flows from investing activities)	(102,811)	(137,820)	(114,220)	(256,600)	(189,813)	(6,313)
Net of cash flow on acquisition	(104,191)	(139,486)	(114,833)	(258,647)	(190,534)	(6,471)

*During the measurement period, the preliminary goodwill for the acquisition of UniRedentor was adjusted to R$77,662 (R$90,282 initial goodwill) as a result of an increase of intangible assets from R$134,281 to R$142,399 and a purchase price consideration adjustment of R$ 4,503.

**During the measurement period, the preliminary goodwill for the acquisition of UniSL was adjusted to R$4,422 (R$53,192 previously disclosed) as a result of (i) a purchase consideration decrease of R$7,816 and (ii) adjustments increasing intangible assets of R$ 40,961 and a decrease in property and equipment of R$7.

Schedule of acquisition of UniRedentor

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Schedule of acquisition of UniSL

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Schedule of acquisition of PEBMED

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Schedule of acquisition of FESAR

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Schedule of acquisition of MedPhone

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief from royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Developed technology intangible assets

Replacement cost

This methodology is based on the estimated cost of replacing the referred asset with a new one (acquisition or reconstruction), adjusted to reflect the losses in value resulting from the physical deterioration and the functional and economic obsolescence of that asset.

Schedule of acquisition of FCMPB

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earnings method

The method considers the present value of net cash flows expected to be generated by customer relationships, by excluding any cash flows related to contributory assets.

Schedule of preliminary fair values of the identifiable assets acquired and liabilities
	Guardaya	FASA*	IPEMED**
Assets
Cash and cash and equivalents	1,548	3,834	307
Restrict cash	-	5,561	-
Trade receivables	44,277	1,832	8,965
Inventories	2,581	-	-
Recoverable taxes	280	-	-
Other assets	489	458	3,266
Right-of-use assets	4,556	47,789	8,800
Property and equipment	1,594	22,946	3,676
Investment in associate	24,458	-	-
Intangible assets	59,977	171,511	33,039
	139,760	253,931	58,053

Liabilities
Trade payables	(454)	(1,133)	(4,908)
Loans and financing	(4,076)	(35,419)	(3,592)
Lease liabilities	(4,607)	(47,793)	(8,965)
Labor and social obligations	(1,844)	(5,254)	(1,575)
Taxes payable	(3,571)	(483)	(26,503)
Provision for legal proceedings	(680)	(1,684)	(2,008)
Advances from customers	-	(3,192)	(607)
Other liabilities	(4,709)	(460)	-
	(19,941)	(95,418)	(48,158)
Total identifiable net assets at fair value	119,819	158,513	9,895
Non-controlling interest	-	(15,851)	-
Goodwill arising on acquisition	139,294	58,903	87,647
Purchase consideration transferred	259,113	201,565	97,542
Cash paid	-	102,330	52,239
Capital contribution	259,113	-	-
Payable in installments	-	99,235	45,303
Analysis of cash flows on acquisition:
Transaction costs (included in cash flows from operating activities)	(482)	(1,887)	(180)
Cash paid net of cash acquired with the subsidiary (included in cash flows from investing activities)	1,548	(98,496)	(51,932)
Net of cash flow on acquisition	1,066	(100,383)	(52,112)

*During the measurement period, the purchase consideration for the acquisition of FASA was adjusted by R$3,022 as a result of purchase price adjustments. Accordingly, goodwill was updated to R$58,903.

** During the measurement period of the assets acquired and liabilities assumed at the fair value, the Company has identified R$1,320 of indemnification assets, related to the acquisition of IPEMED.

Schedule of acquisition of Guardaya

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief-from-royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. It is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Educational content

Replacement cost

This methodology is based on the estimate of the cost of replacing the asset with a new one (acquisition or reconstruction), adjusted to reflect the losses of value resulting from the physical deterioration and the economic functional obsolescence of the asset.

Schedule of acquisition of FASA

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Licenses

With-and-without method

The with-and-without method consists of estimating the fair value of an asset by the difference between the value of this asset in two scenarios: a scenario considering the existence of the asset in question and another considering its non-existence.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.

Schedule of acquisition of IPEMED

The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Intangible assets acquired	Valuation technique
Trademark

Relief-from-royalty

This methodology is based on the market remuneration of the use license granted to third parties. The value of the asset is restated by the savings of royalties that the owner would have to own the asset. And it is necessary to determine a royalty rate that reflects the appropriate remuneration of the asset. The royalty payments, net of taxes, are discounted to present value.

Customer relationships

Multi-period excess earning method

The method considers the present value of net cash flows expected to be generated by customer relationship, by excluding any cash flows related to contributory assets.